UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-2898
                                   --------
Value Line Cash Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.       10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------
Date of fiscal year end: December 31, 2006
                         -----------------

Date of reporting period: December 31, 2006
                          -----------------

Item I.  Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 12/31/06 is included with this Form.

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                December 31, 2006
--------------------------------------------------------------------------------



                         The Value Line Cash Fund, Inc.



                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Cash Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the twelve months ended December 31, 2006, the total return for The Value Line Cash Fund was 4.37%. This was above the average taxable money market fund return of 4.20% for the same twelve-month period, as compiled by Lipper Analytical Services(1). For the 7-day and the 30-day periods ended December 31st, the Fund's effective yield was 4.98% and 4.89%, respectively. As of December 31, 2006, the total net assets of the Fund were $196 million; and the average days to maturity was 51.4.

We continue to place priority on securities of the highest quality. U.S. Government Agency Obligations and other first-tier securities make up 100% of the portfolio. These two categories include repurchase agreements, which are 100% collateralized by U.S. Treasury Notes. "First-tier" securities refer to those assigned the highest rating by at least two nationally recognized rating organizations -- for example, P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation. No instruments with a rating below first-tier are currently being considered for the portfolio. In evaluating commercial paper for investment in the Fund, we look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to the Value Line Investment Survey.

The Federal Reserve Board raised interest rates 4 times in the past twelve months, increasing the Fed Funds rate from 4.25% at the end of 2005 to 5.25% at the end of 2006. We believe the Federal Reserve will continue to hold interest rates steady since Fed Chairman, Ben Bernanke has indicated that he is more concerned about inflation than a slowing economy. The Fund extended its average maturity this year as the Fed raised rates and is currently at 51 days. Please see the accompanying "Economic Observations" write-up for our current thinking on the economy and interest rates.

We appreciate your confidence in the Value Line Cash Fund and look forward to serving your investment needs in the future.


                                Sincerely,

                                /s/ Jean Bernhard Buttner
                                Jean Bernhard Buttner
                                Chairman and President


January 25, 2007

--------------------------------------------------------------------------------
(1) Lipper Money Market Funds invest in high quality financial instruments rated in the top two investment grades with dollar-weighted average maturities of less than 90 days, and intends to keep a constant NAV. An investment cannot be made in a Lipper Average.


--------------------------------------------------------------------------------
2

                                                  The Value Line Cash Fund, Inc.

Cash Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economy slowed markedly over the final three quarters of 2006, with growth decelerating from 5.6% in the opening period, to 2.6% in the second three months, and to just 2.0% and 2.2%, respectively, during the year's closing two quarters. Further Federal Reserve monetary tightening and soaring oil prices were initially responsible for the sharp slowdown in the nation's gross domestic product growth. Later on it was a downward spiral in the housing market that proved to be the primary culprit.

Now, as we start a new year, we find that the Fed is still on hold: oil prices seem to be stabilizing in the $55-$65 a barrel range: and there are signs that the aggregate economy is pressing forward at a modest, but seemingly sustainable, rate of 2.5%, or so. In our view, such a rate of GDP growth would allow corporate earnings to move modestly higher, but would be insufficient to push inflation up sharply.

Helping to sustain this prospective level of economic growth should be solid levels of activity in the retail sector, comparative stability in oil prices, and a steady monetary course at the Federal Reserve. The nation's business expansion is likely to be restrained, however, by weak housing demand, softness in the auto sector, and sluggish industrial activity.

Gross domestic product growth along these lines and accompanying subdued inflation probably would have positive ramifications for the stock and bond markets.


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                                                                               3

The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                                                         Expenses*
                                                        Beginning         Ending        paid during
                                                         account          account         period
                                                          value            value        7/1/06 thru
                                                         7/1/06          12/31/06        12/31/06
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,023.70        $ 2.81
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,022.43        $ 2.80

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.55% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
4

                                                  The Value Line Cash Fund, Inc.

Schedule of Investments                                        December 31, 2006
--------------------------------------------------------------------------------


   Principal                                                                                    Maturity
    Amount                                                                         Yield+         Date           Value
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (51.5%)
$  30,000,000  Federal Home Loan Bank Discount Notes ............................    5.16%       1/19/07      $ 29,923,575
   25,000,000  Federal Home Loan Mortgage Corporation Discount Notes ............    5.17        4/24/07        24,603,716
   10,000,000  Federal Home Loan Mortgage Corporation Discount Notes ............    5.25        6/29/07         9,749,400
   12,290,000  Federal National Mortgage Association Discount Notes .............    5.34        2/28/07        12,188,819
   25,090,000  Federal National Mortgage Association Discount Notes .............    5.19        5/23/07        24,587,252
-------------                                                                                                 ------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  102,380,000  (Cost $101,052,762)...............................................                              101,052,762
-------------                                                                                                 ------------
TAXABLE MUNICIPAL SECURITIES (18.6%)                                               Rate+
                                                                                  -------
    6,900,000  Baltimore Maryland, Revenue, Baltimore Package Facilities,
                 FGIC Insured and SPA-Dexia Credit Local, VRDN ..................    5.35(1)      1/7/07(2)      6,900,000
      400,000  California Housing Finance Agency, Home Mortgage,
                 Revenue, Ser. T, AMBAC Insured, VRDN ...........................    5.31(1)      1/7/07(2)        400,000
      735,000  California Housing Finance Agency, Multi-Family, Revenue,
                 Ser. H, SPA-FNMA Insured, VRDN .................................    5.38(1)      1/7/07(2)        735,000
    1,690,000  Colorado Housing & Finance Authority, Revenue, Refunding,
                 Ser. AA-1, SPA-Landesbank Hessen, VRDN .........................    5.38(1)      1/7/07(2)      1,690,000
      770,000  Colorado Housing & Finance Authority, Revenue, Single
                 Family Mortgage, Refunding, Class I, Ser. C-1, SPA-Lloyds
                 TSB Bank PLC, VRDN .............................................    5.38(1)      1/7/07(2)        770,000
    3,355,000  Colorado Housing & Finance Authority, Revenue, Single
                 Family Mortgage, Refunding, Class I, Ser. C-2, SPA-Lloyds
                 TSB Bank PLC, VRDN .............................................    5.38(1)      1/7/07(2)      3,355,000
    5,950,000  Florida Housing Finance Agency, Revenue, MBIA Insured and
                 SPA-Westdeutsche Landesbank, VRDN ..............................    5.32(1)      1/7/07(2)      5,950,000
    2,000,000    Lower Colorado River Authority, Texas, Revenue, Commerical
                 Paper Notes, Ser. B, Guaranteed by Morgan Guaranty Trust             5.37        2/1/07         2,000,000
    4,975,000  Massachusetts State Housing Finance Agency, Revenue,
                 Ser. A, LOC-JP Morgan Chase Bank, VRDN .........................    5.37(1)      1/7/07(2)      4,975,000
    2,225,000  North Carolina Eastern Municipal Power Agency, Power
                 Systems Revenue, Refunding, Ser. B, MBIA Insured and
                 SPA-Wachovia Bank N.A., VRDN ...................................    5.38(1)      1/7/07(2)      2,225,000
    1,300,000  Sacramento County California Pension Funding, Revenue,
                 Ser. B, LOC-Bayerische Landesbank, VRDN ........................    5.38(1)      1/7/07(2)      1,300,000
    5,000,000  State of Texas, Veterans Housing Assistance, Refunding Bonds,
                 Series 1994 A-2 SPA-DEPFA Bank PLC, VRDN .......................    5.33(1)      1/7/07(2)      5,000,000
    1,215,000  Utah Housing Corp., Single Family Mortgage Revenue,
-------------
               Class I, Ser. F-2, SPA-Federal Home Loan Bank, VRDN ............      5.38(1)      1/7/07(2)      1,215,000
                                                                                                              ------------
               TOTAL TAXABLE MUNICIPAL SECURITIES
   36,515,000    (Cost $36,515,000) .............................................                               36,515,000
-------------                                                                                                 ------------
               TOTAL INVESTMENT SECURITIES (70.1%)
                 (Cost $137,567,762).............................................                             $137,567,762
                                                                                                              ------------


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               5

The Value Line Cash Fund, Inc.

Schedule of Investments                                        December 31, 2006
--------------------------------------------------------------------------------

   Principal
    Amount                                                                                                       Value
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (29.3%)
$  20,000,000  With Morgan Stanley & Co., 4.60%, dated 12/29/06, due
                 1/2/07, delivery value $20,010,222 (collateralized by
                 $15,495,000 U.S. Treasury Notes 7.50%, due 11/15/24,
                 with a value of $20,384,018) ...................................                             $ 20,000,000
   17,500,000  With State Street Bank & Trust, 4.30%, dated 12/29/06, due 1/2/07, delivery value $17,508,361 (collateralized
                 by $17,785,000 U.S. Treasury Notes 4.50%, due 2/15/16,
                 with a value of $17,800,103) ...................................                               17,500,000
   20,000,000  With UBS Securities, LLC, 4.50%, dated 12/29/06, due
                 1/2/07, delivery value $20,010,000 (collateralized by
                 $15,954,000 U.S. Treasury Notes 7.25%, due 8/15/22, with
                 a value of $20,429,791) ........................................                               20,000,000
-------------                                                                                                 ------------
$  57,500,000  TOTAL REPURCHASE AGREEMENTS (Cost $57,500,000) ...................                               57,500,000
-------------                                                                                                 ------------
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%) ............                                1,192,801
                                                                                                              ------------
               NET ASSETS (100.0%) ..............................................                             $196,260,563
                                                                                                              ------------
               NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
                 OUTSTANDING SHARE ($196,260,563 \ 196,219,137 shares
                 outstanding) ...................................................                             $       1.00
                                                                                                              ------------

+ The rate shown on floating rate and discount securities represents the yield or rate at the end of the reporting period.

(1) The rate frequency change for variable rate demand notes (VRDN) at December 31, 2006 is weekly.

(2) Securities have an unconditional demand feature and therefore their maturity date is equal to the period when the principal amount can be recovered from the demand.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                                  The Value Line Cash Fund, Inc.

Statement of Assets and Liabilities
at December 31, 2006
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost - $137,567,762) ...................................      $ 137,567,762
Repurchase agreements
   (Cost - $57,500,000) ....................................         57,500,000
Cash .......................................................            197,094
Receivable for capital shares sold .........................            948,722
Interest receivable ........................................            293,825
                                                                  -------------
     Total Assets ..........................................        196,507,403
                                                                  -------------
Liabilities:
Payable for capital shares repurchased .....................             75,043
Accrued expenses:
   Advisory fee ............................................             66,347
   Directors' fees and expenses ............................              3,418
   Other ...................................................            102,032
                                                                  -------------
     Total Liabilities .....................................            246,840
                                                                  -------------
Net Assets .................................................      $ 196,260,563
                                                                  =============
Net assets consist of:
Capital stock, at $0.10 par value (authorized
   2 billion shares, outstanding 196,219,137
   shares) .................................................      $  19,621,914
Additional paid-in capital .................................        176,556,738
Undistributed net investment income ........................             81,911
                                                                  -------------
Net Assets .................................................      $ 196,260,563
                                                                  =============
Net Asset Value, Offering and Redemption
   Price per Outstanding Share .............................      $        1.00
                                                                  =============

Statement of Operations
for the Year Ended December 31, 2006
--------------------------------------------------------------------------------

Investment Income:
Interest ...................................................      $   8,425,872
                                                                  -------------
Expenses:
Advisory fee ...............................................            686,509
Service and distribution plan fees .........................            429,068
Transfer agent fees ........................................            157,539
Registration and filing fees ...............................             58,144
Printing and postage .......................................             41,299
Auditing and legal fees ....................................             33,359
Custodian fees .............................................             32,768
Insurance ..................................................             17,382
Directors' fees and expenses ...............................              9,651
Telephone ..................................................              6,782
Miscellaneous ..............................................              4,691
                                                                  -------------
   Total Expenses Before Custody Credits
     and Fees Waived .......................................          1,477,192
   Less: Service and Distribution Plan Fees
     Waived ................................................           (429,068)
   Less: Custody Credits ...................................             (7,072)
                                                                  -------------
   Net Expenses ............................................          1,041,052
                                                                  -------------
Net Investment Income ......................................          7,384,820
                                                                  -------------
Net Increase in Net Assets from
   Operations ..............................................      $   7,384,820
                                                                  =============


                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                               7

The Value Line Cash Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended December 31, 2006 and 2005
--------------------------------------------------------------------------------

                                                                               Year Ended            Year Ended
                                                                           December 31, 2006     December 31, 2005*
                                                                          -------------------   -------------------
Operations:
  Net investment income ...............................................      $   7,384,820          $   3,809,291
  Net realized gain on investments ....................................                 --                 11,245
                                                                             -------------          -------------
  Net increase in net assets from operations ..........................          7,384,820              3,820,536
                                                                             -------------          -------------
Distributions to Shareholders:
  Net investment income ...............................................         (7,337,548)            (3,787,514)
                                                                             -------------          -------------
Capital Share Transactions:
  Proceeds from sale of shares ........................................        213,909,918            183,474,397
  Proceeds from reinvestment of dividends .............................          7,227,032              3,758,898
                                                                             -------------          -------------
                                                                               221,136,950            187,233,295
  Cost of shares repurchased ..........................................       (178,847,077)          (208,482,105)
                                                                             -------------          -------------
  Net increase/decrease from capital share transactions ...............         42,289,873            (21,248,810)
                                                                             -------------          -------------
Total Increase/Decrease in Net Assets .................................         42,337,145            (21,215,788)
Net Assets:
  Beginning of year ...................................................        153,923,418            175,139,206
                                                                             -------------          -------------
  End of year .........................................................      $ 196,260,563          $ 153,923,418
                                                                             =============          =============
Undistributed net investment income, at end of year ...................      $      81,911          $      27,377
                                                                             =============          =============

* Numbers were previously presented rounded to thousands.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                                 The Value Line Cash Fund, Inc.

Notes to Financial Statements                                 December 31, 2006
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Security Transactions. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined based on the identified cost method.

(D) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

(E) Representations and Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


--------------------------------------------------------------------------------
                                                                               9

The Value Line Cash Fund, Inc.

Notes to Financial Statements                                  December 31, 2006
--------------------------------------------------------------------------------

2.    Capital Share Transactions, Dividends and Distributions

The Fund earns interest daily on its investments and declares daily, on each day the Fund is open for business, all of its net investment income. The Fund pays distributions monthly.

Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays, and holidays are declared as a dividend on the next business day. All such distributions not paid in cash are automatically credited to shareholder accounts in additional shares at net asset value on the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.

3.    Tax Information

At December 31, 2006 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is $195,067,762. At December 31, 2006, there is no unrealized appreciation or depreciation of investments.

The tax character of the distributions paid during the years ended December 31, 2006, and December 31, 2005, was ordinary income.

At December 31, 2006 the Fund had undistributed ordinary income for tax purposes of $81,911.

Permanent book-tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund increased accumulated net investment income by $8,143 and decreased accumulated net realized gain on investments by $8,143. Net assets are not affected by this reclassification. These reclasses were primarily due to differing treatments of distribution reclassifications for tax purposes.

4. Investment Advisory Fees, Service and Distribution Fees, and Transactions with Affiliates

An advisory fee of $686,509 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2006. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds' respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $429,068 before fee waivers were paid or payable to the Distributor under this Plan for the year December 31, 2006. Effective December 2, 2005 the Distributor voluntarily waived this fee. For the year ended Decmeber 31, 2006, the fees waived amounted to $429,068. The Distributor has no right to recoup prior waivers.

For the year ended December 31, 2006, the Fund's expenses were reduced by $7,072 under a custody credit agreement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 54,302,068 shares of the Fund's capital stock, representing 27.67% of the outstanding shares at December 31, 2006. In addition, officers and directors of the Fund as a group owned 3,175,685 shares of the Fund, representing 1.62% of the outstanding shares.


--------------------------------------------------------------------------------
10

                                                 The Value Line Cash Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:


                                                                            Years Ended December 31,
                                               ------------------------------------------------------------------------------
                                                   2006               2005           2004            2003            2002
                                               ------------------------------------------------------------------------------
Net asset value, beginning of year .........   $     1.000        $     1.000     $     1.000     $     1.000     $     1.000
                                               -----------        -----------     -----------     -----------     -----------
 Net investment income .....................         0.043              0.023           0.005           0.004           0.011
 Dividends from net investment income ......        (0.043)            (0.023)         (0.005)         (0.004)         (0.011)
                                               -----------        -----------     -----------     -----------     -----------
 Change in net asset value .................            --                 --              --              --              --
                                               -----------        -----------     -----------     -----------     -----------
Net Asset Value, end of year ...............   $     1.000        $     1.000     $     1.000     $     1.000     $     1.000
                                               -----------        -----------     -----------     -----------     -----------
Total return ...............................          4.37%              2.28%           0.47%           0.35%           1.06%
Ratios/Supplemental Data:
Net assets, end of year (in thousands) .....   $   196,261        $   153,923     $   175,139     $   197,068     $   279,790
Ratio of operating expenses to average
 net assets(1) .............................          0.86%(2)           0.91%(2)        0.88%           0.85%           0.78%
Ratio of net investment income to
 average net assets ........................          4.30%              2.22%           0.43%           0.38%           1.06%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been unchanged.

(2) Ratio reflects expenses grossed up for the voluntary waiver of the service and distribution plan fee by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waiver, but exclusive of the custody credit arrangement, would have been 0.61% for the year ended December 31, 2006, and 0.90% for the year ended December 31, 2005.

                                              See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              11

The Value Line Cash Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of The Value Line Cash Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Value Line Cash Fund, Inc. (the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


February 26, 2007


--------------------------------------------------------------------------------
12

                                                  The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.


                                                                                                        Other
                                                  Length of       Principal Occupation                  Directorships
Name, Address, and Age     Position               Time Served     During the Past 5 Years               Held by Director
-------------------------------------------------------------------------------------------------------------------------
Interested Director*

Jean Bernhard Buttner      Chairman of the        Since 1983      Chairman, President and Chief         Value Line, Inc.
Age 72                     Board of Directors                     Executive Officer of Value Line,
                           and President                          Inc. (the "Adviser") and Value
                                                                  Line Publishing, Inc. Chairman
                                                                  and President of each of the 14
                                                                  Value Line Funds and Value Line
                                                                  Securities, Inc. (the
                                                                  "Distributor").
-------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors

John W. Chandler           Director               Since 1991      Consultant, Academic Search           None
18 Victoria Lane                                                  Consultation Service, Inc.,
Lanesboro, MA 01237                                               (1994-2004); Trustee Emeritus
Age 83                                                            and Chairman (1993-1994) of the
                                                                  Board of Trustees of Duke
                                                                  University; President Emeritus,
                                                                  Williams College.
-------------------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director               Since 2000      Customer Support Analyst, Duke        None
4921 Buckingham Drive                                             Power Company.
Charlotte, NC 28209
Age 65
-------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director               Since 2000      Professor of History, Williams        Berkshire Life
54 Scott Hill Road                                                College (1961 to 2002); Professor     Insurance Company
Williamstown, MA 01267                                            Emeritus since 2002. President        of America
Age 75                                                            Emeritus since 1994 and President
                                                                  (1985-1994); Chairman (1993-
                                                                  1997) and Interim President
                                                                  (2002-2003) of the American
                                                                  Council of Learned Societies.
                                                                  Trustee since 1997 and Chairman
                                                                  of the Board since 2005, National
                                                                  Humanities Center.
-------------------------------------------------------------------------------------------------------------------------
David H. Porter            Director               Since 1997      Visiting Professor of Classics,       None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY                                              President Emeritus, Skidmore
12866                                                             College since 1999 and President,
Age 71                                                            1987-1998.


--------------------------------------------------------------------------------
                                                                              13

The Value Line Cash Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------


                                                                                                        Other
                                                  Length of       Principal Occupation                  Directorships
Name, Address, and Age     Position               Time Served     During the Past 5 Years               Held by Director
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts         Director               Since 1983      Chairman, Institute for               A. Schulman Inc.
169 Pompano St.                                                   Political Economy.                    (plastics)
Panama City Beach, FL
32413
Age 68
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheer           Director               Since 1996      Senior Financial Adviser,             None
1409 Beaumont Drive                                               Veritable L.P. (Investment
Gladwyne, PA 19035                                                Adviser) since 2004; Senior
Age 58                                                            Financial Adviser Hawthorn
                                                                  (2001-2004).
-------------------------------------------------------------------------------------------------------------------------
Officers

David T. Henigson          Vice President/        Since 1994      Director, Vice President and of
Age 49                     Secretary; Chief                       the Adviser. Compliance Officer
                           Compliance Officer                     Director and Vice President of the
                                                                  Distributor. Vice President,
                                                                  Secretary, and Chief Compliance
                                                                  Officer of each of the 14 Value
                                                                  Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio       Treasurer              Since 2005      Controller of the Adviser until
Age 47                                                            2003; Chief Financial Officer of
                                                                  the Adviser (2003-2005);
                                                                  Treasurer of the Adviser since
                                                                  2005. Treasurer of each of the 14
                                                                  Value Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Howard Brecher             Assistant Secretary/   Since 2005      Director, Vice President and
Age 53                     Assistant Treasurer                    Secretary of the Adviser. Director
                                                                  and Vice President
                                                                  of the Distributor.
-------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address f or each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14

                                                  The Value Line Cash Fund, Inc.

--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
                                                                              15

The Value Line Cash Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am
- 5pm CST, Monday - Friday, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
16

INVESTMENT ADVISER      Value Line, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

DISTRIBUTOR             Value Line Securities, Inc.
                        220 East 42nd Street
                        New York, NY 10017-5891

CUSTODIAN BANK          State Street Bank and Trust Co.
                        225 Franklin Street
                        Boston, MA 02110

SHAREHOLDER             State Street Bank and Trust Co.
SERVICING AGENT         c/o BFDS
                        P.O. Box 219729
                        Kansas City, MO 64121-9729

INDEPENDENT             PricewaterhouseCoopers LLP
REGISTERED PUBLIC       300 Madison Avenue
ACCOUNTING FIRM         New York, NY 10017

LEGAL COUNSEL           Peter D. Lowenstein, Esq.
                        496 Valley Road
                        Cos Cob, CT 06807

DIRECTORS               Jean Bernhard Buttner
                        John W. Chandler
                        Frances T. Newton
                        Francis C. Oakley
                        David H. Porter
                        Paul Craig Roberts
                        Nancy-Beth Sheerr

OFFICERS                Jean Bernhard Buttner
                        Chairman and President
                        David T. Henigson
                        VicePresident/Secretary/
                        Chief Compliance Officer Stephen R. Anastasio
                        Treasurer
                        Howard A. Brecher
                        Assistant Secretary/
                        Assistant Treasurer


An investment in The Value Line Cash Fund, Inc. is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #537650

Item 2.  Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services

      (a)   Audit Fees 2006 - $29,093

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2006 -$10,381

      (d)   All Other Fees - None

      (e)   (1)   Audit Committee Pre-Approval Policy. All services to be
                  performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

      (e)   (2)   Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2006 -$2,200

      (h)   Not applicable.


Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President


Date: March 12, 2007
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: March 12, 2007
      --------------